Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Leasing revenue	$ 112,118	$ 141,211	$ 223,774
Service revenue	587,531	264,501	164,348
Total Revenues	699,649	405,712	388,122
OPERATING EXPENSES:
Drilling rigs and drillships operating expenses (Note 14)	281,833	119,369	133,256
Depreciation and amortization	162,532	75,092	75,348
Loss on asset sales	754	1,458	0
General and administrative expenses	37,639	19,443	17,955
Operating income	216,891	190,350	161,563
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 15)	(68,982)	(8,418)	(46,120)
Interest income	9,810	12,464	6,259
Gain/(loss) on interest rate swaps (Note 10)	(33,455)	(40,303)	4,826
Other, net (Note 10)	(1,538)	1,104	2,023
Total expenses, net	(94,165)	(35,153)	(33,012)
INCOME /(LOSS) BEFORE INCOME TAXES	122,726	155,197	128,551
Income taxes (Note 16)	(27,428)	(20,436)	(12,797)
NET INCOME	$ 95,298	$ 134,761	$ 115,754
EARNINGS PER COMMON SHARE, BASIC AND DILUTED	$ 0.72	$ 1.30	$ 1.12
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED	131,696,928	103,908,279	103,125,500